PARENT ONLY FINANCIAL STATEMENTS - Condensed balance sheets (Details) - USD ($)	Jun. 30, 2022	Jan. 31, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents	$ 16,603,102		$ 48,295,085		$ 831,397
Prepaid expenses and other current assets	3,105,435		2,094,712
Total current assets	74,932,323		81,139,232
Long-term investments	25,012,046		794,752
Total Non-Current Assets	33,975,290		3,741,680
TOTAL ASSETS	108,907,613		84,880,912
Current liabilities
Accrued expenses and other liabilities	4,599,018		4,852,226
Total current liabilities	49,303,223		33,426,302
Total Liabilities	50,064,056		34,054,348
Total Mezzanine Equity	68,868,762		55,316,068		19,245,342	$ 17,965,877
Shareholders' deficit
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407		4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407		17,758
Accumulated deficit	(18,411,335)		(4,694,698)
Accumulated other comprehensive loss	(275,752)		(66,799)
Total shareholders' deficit attributable to BaiJiaYun Limited	(12,106,516)		(4,739,332)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	$ 108,907,613		$ 84,880,912
Mezzanine equity, shares outstanding			2,419,909
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	458,694,920		458,694,920
Ordinary shares, shares issued	44,069,300		44,069,300
Ordinary shares, shares outstanding	44,069,300		44,069,300
Series Seed convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 1,078,376		$ 1,118,712		1,238,880	$ 1,274,990
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	4,675,347		4,675,347
Mezzanine equity, shares issued	4,675,347		4,675,347			5,699,962
Mezzanine equity, shares outstanding	4,675,347		4,675,347			5,699,962
Series A convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 3,135,822		$ 3,077,673		3,707,516	$ 3,465,025
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,205,637		5,205,637
Mezzanine equity, shares issued	5,205,637		5,205,637			7,352,952
Mezzanine equity, shares outstanding	5,205,637		5,205,637			7,352,952
Series A-1 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 6,591,553		$ 6,500,169		7,041,062	$ 6,545,180
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,202,768		5,202,768
Mezzanine equity, shares issued	5,202,768		5,202,768			6,127,671
Mezzanine equity, shares outstanding	5,202,768		5,202,768			6,127,671
Series A-2 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 4,629,590		$ 4,513,809		3,255,187	$ 2,999,512
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	3,540,046		3,540,046
Mezzanine equity, shares issued	3,540,046		3,540,046			3,031,476
Mezzanine equity, shares outstanding	3,540,046		3,540,046			3,031,476
Series A-3 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 4,843,169		$ 4,714,561		$ 4,002,697	$ 3,681,170
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	3,789,358		3,789,358
Mezzanine equity, shares issued	3,789,358		3,789,358			3,789,358
Mezzanine equity, shares outstanding	3,789,358		3,789,358			3,789,358
Series B+ convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 12,707,581		$ 12,315,561
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,424,746		5,424,746
Mezzanine equity, shares issued	5,424,746		5,424,746
Mezzanine equity, shares outstanding	5,424,746		5,424,746
Series B convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 23,676,836		$ 23,075,583
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	11,047,269		11,047,269
Mezzanine equity, shares issued	11,047,269		11,047,269	8,137,098
Mezzanine equity, shares outstanding	11,047,269		11,047,269
Series C convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 12,205,835
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	2,419,909		0
Mezzanine equity, shares issued		2,419,909	0
Mezzanine equity, shares outstanding			0
Parent Company | Reportable legal entity
Current Assets
Cash and cash equivalents	$ 98,722
Prepaid expenses and other current assets	304,700
Total current assets	403,422
Due from subsidiaries, VIE and VIE's subsidiaries	79,961,457
Total Non-Current Assets	79,961,457
TOTAL ASSETS	80,364,879
Current liabilities
Due to related party	10,000,000
Due to subsidiaries, VIE and VIE's subsidiaries	2,000,000
Accrued expenses and other liabilities	1,304
Total current liabilities	12,001,304
Deficit of investments in subsidiaries, VIE and VIE's subsidiaries	11,601,329
Total Non-Current Liabilities	11,601,329
Total Liabilities	23,602,633
Total Mezzanine Equity	68,868,762
Shareholders' deficit
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407
Accumulated deficit	(18,411,335)
Accumulated other comprehensive loss	(275,752)
Total shareholders' deficit attributable to BaiJiaYun Limited	(12,106,516)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	$ 80,364,879
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	458,694,920		458,694,920
Ordinary shares, shares issued	44,069,300		44,069,300
Ordinary shares, shares outstanding	44,069,300		44,069,300
Parent Company | Reportable legal entity | Series Seed convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 1,078,376
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	4,675,347		4,675,347
Mezzanine equity, shares issued	4,675,347		4,675,347
Mezzanine equity, shares outstanding	4,675,347		4,675,347
Parent Company | Reportable legal entity | Series A convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 3,135,822
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,205,637		5,205,637
Mezzanine equity, shares issued	5,205,637		5,205,637
Mezzanine equity, shares outstanding	5,205,637		5,205,637
Parent Company | Reportable legal entity | Series A-1 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 6,591,553
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,202,768		5,202,768
Mezzanine equity, shares issued	5,202,768		5,202,768
Mezzanine equity, shares outstanding	5,202,768		5,202,768
Parent Company | Reportable legal entity | Series A-2 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 4,629,590
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	3,540,046		3,540,046
Mezzanine equity, shares issued	3,540,046		3,540,046
Mezzanine equity, shares outstanding	3,540,046		3,540,046
Parent Company | Reportable legal entity | Series A-3 convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 4,843,169
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	3,789,358		3,789,358
Mezzanine equity, shares issued	3,789,358		3,789,358
Mezzanine equity, shares outstanding	3,789,358		3,789,358
Parent Company | Reportable legal entity | Series B+ convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 12,707,581
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	5,424,746		5,424,746
Mezzanine equity, shares issued	5,424,746		5,424,746
Mezzanine equity, shares outstanding	5,424,746		5,424,746
Parent Company | Reportable legal entity | Series B convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 23,676,836
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	11,047,269		11,047,269
Mezzanine equity, shares issued	11,047,269		11,047,269
Mezzanine equity, shares outstanding	11,047,269		11,047,269
Parent Company | Reportable legal entity | Series C convertible redeemable preferred shares
Current liabilities
Total Mezzanine Equity	$ 12,205,835
Shareholders' deficit
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	2,419,909		0
Mezzanine equity, shares issued	0		0
Mezzanine equity, shares outstanding	0		0